Share Purchase Warrants (Details 8)	12 Months Ended
	Jan. 31, 2025 $ / shares	Jan. 31, 2025 $ / shares	Jan. 31, 2024 $ / shares	Jan. 31, 2024 $ / shares
Statement [Line Items]
Risk free interest rates	2.64%	2.64%	3.50%	3.50%
Volatilities	114.00%	114.00%	152.00%	152.00%
Market prices of common shares on grant date | (per share)	$ 0.089			$ 0.056
Fair values of warrants		$ 0.06		$ 0.05
Expected lives	3 years 1 month 13 days	3 years 1 month 13 days	4 years 1 month 13 days	4 years 1 month 13 days
Exercise prices		$ 0.11		$ 0.11
Equity-classified warrants [Member]
Statement [Line Items]
Market prices of common shares on grant date			$ 0.085
Fair values of warrants			$ 0.05
Expected lives	2 years	2 years	2 years	2 years
Exercise prices | (per share)	$ 0.10			$ 0.10
Dates of grant	February 29, March 28 and April 30, 2024	February 29, March 28 and April 30, 2024	March 14 and August 31, 2023	March 14 and August 31, 2023
Equity-classified warrants [Member] | Minimum [Member]
Statement [Line Items]
Risk free interest rates	4.13%	4.13%	3.72%	3.72%
Volatilities	114.00%	114.00%	112.00%	112.00%
Market prices of common shares on grant date	$ 0.085
Fair values of warrants	$ 0.05
Equity-classified warrants [Member] | Maximum [Member]
Statement [Line Items]
Risk free interest rates	4.33%	4.33%	4.64%	4.64%
Volatilities	115.00%	115.00%	114.00%	114.00%
Market prices of common shares on grant date	$ 0.10
Fair values of warrants	$ 0.06